UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7492

        Nuveen Insured California Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 12.5% (8.4% of Total Investments)
	California Educational Facilities Authority, Revenue Bonds, Santa Clara University,
	Series 1996:
$ 2,400	5.750%, 9/01/21 – MBIA Insured	9/06 at 102.00	AAA	$2,461,224
3,000	5.750%, 9/01/26 – MBIA Insured	9/06 at 102.00	AAA	3,074,910
2,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	2,173,720
	2000, 5.875%, 11/01/20 – MBIA Insured
2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	2,195,784
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
5,380	California State University, Systemwide Revenue Bonds, Series 2004A, 5.000%, 11/01/16 –	5/14 at 100.00	AAA	5,703,607
	FSA Insured
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	AAA	1,562,925
	AMBAC Insured
6,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AAA	6,190,020
	5/15/27 – AMBAC Insured

22,405	Total Education and Civic Organizations			23,362,190

	Health Care – 1.8% (1.2% of Total Investments)
1,450	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	7/06 at 102.00	AAA	1,481,538
	Bonds, Mark Twain St. Joseph’s Healthcare Corporation, Series 1996A, 6.000%, 7/01/19 –
	MBIA Insured
1,755	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/12 at 101.00	AAA	1,914,810
	5/15/18 – AMBAC Insured

3,205	Total Health Care			3,396,348

	Housing/Single Family – 0.6% (0.4% of Total Investments)
1,100	California Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C-2-II, 5.625%,	8/07 at 101.50	AAA	1,127,544
	8/01/20 – MBIA Insured (Alternative Minimum Tax)

	Tax Obligation/General – 14.8% (9.9% of Total Investments)
1,460	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	8/10 at 101.00	AAA	1,586,451
	2000B, 5.750%, 8/01/16 – FGIC Insured
4,400	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – MBIA Insured	2/13 at 100.00	AAA	4,506,128
	California, General Obligation Bonds, Series 2004:
1,000	5.000%, 2/01/18 – AMBAC Insured	2/14 at 100.00	AAA	1,047,580
2,250	5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	AAA	2,312,213
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/07 at 101.00	AAA	3,070,980
	Insured (Alternative Minimum Tax)
1,910	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,296,985
	2002A, 6.000%, 8/01/26 – MBIA Insured
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	1,309,781
	Bonds, Series 2005A, 5.000%, 8/01/24 – FSA Insured
2,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	2,324,036
	5.000%, 7/01/17 – FSA Insured
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004,	8/13 at 100.00	AAA	1,321,638
	5.000%, 8/01/22 – FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
405	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	421,127
430	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	446,142
1,125	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	No Opt. Call	AAA	549,281
	Series 1999A, 0.000%, 7/01/21 – FGIC Insured
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	6/10 at 102.00	Aaa	2,058,400
	5.000%, 6/15/26 – FGIC Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
320	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	333,821
465	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	482,935
1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/14 at 100.00	AAA	1,039,690
	Bonds, Series 2004, 5.000%, 8/01/24 – FSA Insured
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	2,540,282
	2004A, 5.000%, 8/01/21 – FGIC Insured

26,935	Total Tax Obligation/General			27,647,470

	Tax Obligation/Limited – 45.0% (30.1% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – FSA Insured	No Opt. Call	AAA	2,915,276
8,000	0.000%, 9/01/21 – FSA Insured	No Opt. Call	AAA	3,875,200
3,500	California Department of Transportation, Federal Highway Grant Anticipation Bonds, Series	No Opt. Call	AAA	3,757,215
	2004A, 5.000%, 2/01/15 – FGIC Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AAA	1,598,764
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AAA	1,842,425
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged	8/06 at 101.00	AAA	5,111,050
	Area Redevelopment Projects, Series 1995A, 6.500%, 8/01/13 – FSA Insured
4,000	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	4,165,800
	Hospital Replacement, Series 1997, 5.500%, 11/01/22 – MBIA Insured
6,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	6,141,480
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AAA	8,509,522
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
3,000	Galt Schools Joint Powers Authority, Sacramento County, California, Revenue Refunding Bonds,	11/07 at 102.00	AAA	3,146,520
	High School and Elementary School Facilities, Series 1997A, 5.875%, 11/01/24 – MBIA Insured
285	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	297,970
	5.000%, 9/01/20 – XLCA Insured
5,000	Kern County Board of Education, California, Certificates of Participation Refunding, Series	5/08 at 102.00	AAA	5,195,550
	1998A, 5.200%, 5/01/28 – MBIA Insured
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment	9/07 at 102.00	AAA	5,160,850
	Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured
2,300	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing	8/15 at 100.00	AAA	2,381,098
	and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/25 – AMBAC Insured
1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AAA	1,046,140
	Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured
1,250	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,313,175
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 – MBIA Insured
2,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/15 at 100.00	AAA	2,600,775
	Senior Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/26 – AMBAC Insured
3,865	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AAA	4,069,111
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/30 – FGIC Insured
4,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	4,088,840
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
2,780	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos	No Opt. Call	AAA	2,963,619
	Community Development Project, Series 2003A, 5.000%, 8/01/12 – MBIA Insured
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/13 at 101.00	AAA	4,259,563
	2003A, 5.000%, 6/01/28 – AMBAC Insured
2,000	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	2,188,360
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
325	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	332,345
	2005A, 5.000%, 9/01/35 – XLCA Insured
685	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	700,597
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	9/13 at 100.00	AAA	1,036,330
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – MBIA Insured
5,000	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/09 at 102.00	AAA	5,349,250
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – MBIA Insured

87,355	Total Tax Obligation/Limited			84,046,825

	Transportation – 6.9% (4.6% of Total Investments)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 65.32	AAA	3,622,190
	Bonds, Series 1999, 0.000%, 1/15/18 – MBIA Insured
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	4,223,160
	Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	5,098,400
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured
	(Alternative Minimum Tax)

15,500	Total Transportation			12,943,750

	U.S. Guaranteed – 32.9% (22.0% of Total Investments) (4)
	California Infrastructure Economic Development Bank, Revenue Bonds, Asian Art Museum of San
	Francisco, Series 2000:
1,295	5.500%, 6/01/19 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 101.00	AAA	1,396,023
1,000	5.500%, 6/01/20 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 101.00	AAA	1,078,010
3,450	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/09 at 101.00	AAA	3,712,856
	Series 1999A, 5.750%, 11/01/24 (Pre-refunded 11/01/09) – MBIA Insured
2,500	California, Various Purpose General Obligation Bonds, Series 1999, 5.500%, 9/01/24	9/09 at 101.00	AAA	2,667,200
	(Pre-refunded 9/01/09) – FSA Insured
	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	8,658,025
1,900	5.750%, 3/01/27 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	2,057,567
2,580	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	9/06 at 100.00	AAA	2,592,848
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
3,000	Escondido Union High School District, San Diego County, California, General Obligation Bonds,	11/06 at 102.00	AAA	3,084,390
	Series 1996, 5.700%, 11/01/10 – MBIA Insured (ETM)
	Fresno Unified School District, Fresno County, California, General Obligation Bonds,
	Series 2001F:
1,065	5.125%, 8/01/21 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,122,531
1,160	5.125%, 8/01/22 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,222,663
1,220	5.125%, 8/01/23 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,285,904
1,500	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation	8/10 at 101.00	AAA	1,606,140
	Bonds, Series 2000A, 5.250%, 8/01/25 (Pre-refunded 8/01/10) – MBIA Insured
	Kern Community College District, California, General Obligation Bonds, Series 2003A:
3,655	5.000%, 11/01/20 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	3,934,096
2,665	5.000%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	2,868,499
1,750	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	8/09 at 100.00	AAA	1,839,985
	Series 1999A, 5.250%, 8/01/24 (Pre-refunded 8/01/09) – FGIC Insured
	Manteca Unified School District, San Joaquin County, California, General Obligation Bonds,
	Series 2004:
1,000	5.250%, 8/01/21 (Pre-refunded 8/01/14) – FSA Insured	8/14 at 100.00	AAA	1,093,220
1,000	5.250%, 8/01/22 (Pre-refunded 8/01/14) – FSA Insured	8/14 at 100.00	AAA	1,093,220
440	Menifee Union School District, Riverside County, California, Certificates of Participation,	9/06 at 102.00	AAA	451,581
	School Projects, Series 1996, 6.125%, 9/01/24 (Pre-refunded 9/01/06) – FSA Insured
2,500	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente,	1/10 at 100.00	AAA	2,697,750
	Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
4,320	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	5,762,664
	Revenue Bonds, Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax) (ETM)
1,690	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	1,841,255
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded 12/01/09) –
	AMBAC Insured
1,000	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AAA	1,084,980
	2000A, 5.500%, 12/01/20 (Pre-refunded 12/01/10) – AMBAC Insured
3,500	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/09 at 101.00	AAA	3,725,260
	1999, 5.500%, 7/01/34 (Pre-refunded 7/01/09) – FGIC Insured
4,450	Visalia, California, Certificates of Participation Refunding, Motor Vehicle License Fee	12/06 at 102.00	AAA	4,579,985
	Enhancement, Series 1996A, 5.375%, 12/01/26 (Pre-refunded 12/01/06) – MBIA Insured

56,635	Total U.S. Guaranteed			61,456,652

	Utilities – 11.7% (7.8% of Total Investments)
3,740	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	3,929,842
	Edison Company, Series 1999B, 5.450%, 9/01/29 – MBIA Insured
670	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	694,931
	9/01/31 – XLCA Insured
3,215	Modesto Irrigation District, California, Revenue Refunding Bonds, Series 1996A, 6.000%,	10/06 at 102.00	AAA	3,303,348
	10/01/15 – MBIA Insured
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	3,659,355
	FSA Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	108,577
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%,	8/12 at 100.00	AAA	2,009,339
	8/01/27 – AMBAC Insured (Alternative Minimum Tax)
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – MBIA Insured	7/13 at 100.00	AAA	2,897,916
5,000	5.000%, 7/01/28 – MBIA Insured	7/13 at 100.00	AAA	5,148,500

20,975	Total Utilities			21,751,808

	Water and Sewer – 23.3% (15.6% of Total Investments)
1,700	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Series 2004A,	8/14 at 100.00	AAA	1,775,769
	5.000%, 8/01/20 – AMBAC Insured
2,975	Chino Basin Regional Finance Authority, California, Sewerage System Revenue Bonds, Inland	8/06 at 100.00	AAA	2,986,454
	Empire Utilities Agency, Series 1994, 6.000%, 8/01/16 – AMBAC Insured
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	2,079,940
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
460	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	474,209
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
2,700	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	2,807,298
	Capital Projects, Series 2003A, 5.000%, 10/01/21 – FSA Insured
12,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	12,300,478
	5.000%, 2/01/33 – FGIC Insured
2,775	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series	5/09 at 101.00	AAA	2,919,411
	1999AC, 5.500%, 5/01/29 – FGIC Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/14 at 100.00	AAA	785,693
	2004A, 5.000%, 12/01/21 – AMBAC Insured
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AAA	1,572,774
	5.000%, 10/01/25 – AMBAC Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Series 2004, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	3,831,114
	FGIC Insured
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AAA	1,461,950
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AAA	463,806
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AAA	483,423
2,130	Santa Rosa, Sonoma County, California, Wastewater Revenue Bonds, Series 2004B, 5.000%,	9/14 at 100.00	AAA	2,253,732
	9/01/18 – FGIC Insured
2,500	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AAA	2,564,150
	2003A, 5.000%, 8/01/30 – MBIA Insured
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir
	Renovation, Series 2003:
2,010	5.000%, 10/01/28 – FGIC Insured	10/13 at 100.00	AAA	2,071,426
2,530	5.000%, 10/01/33 – FGIC Insured	10/13 at 100.00	AAA	2,599,373

42,035	Total Water and Sewer			43,431,000

$ 276,145	Total Investments (cost $268,161,629) – 149.5%			279,163,587

	Other Assets Less Liabilities – 1.4%			2,531,540

	Preferred Shares, at Liquidation Value – (50.9)%			(95,000,000)

	Net Assets Applicable to Common Shares – 100%			$186,695,127

All of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $268,006,579.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$11,957,847
Depreciation	(800,839)

Net unrealized appreciation (depreciation) of investments	$11,157,008

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.